UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                                125 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                125 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-225-6704

                   Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2012


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.

Schedule of Investments (a)
December 31, 2012

Convertible Bonds - 1.34%                                                                                                Value
Name of Issuer                                                                                  Principal              (Note B)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Food Processing - 1.34%
-------------------------------------------------------------------------------------------------------------------------------
     Chiquita Brands International, 4.25%, 8/15/16                                               $ 9,204,000       $ 7,930,884

     Total Convertible Bonds -  (cost - $7,202,757)                                                                $ 7,930,884
                                                                                                             ------------------


Corporate Bonds, Notes & Preferred Securities - 81.90%                                                                   Value
Name of Issuer                                                                                  Principal              (Note B)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Advertising - 0.55%
-------------------------------------------------------------------------------------------------------------------------------
     Interpublic Group Co., 10%, 7/15/17                                                         $ 3,000,000       $ 3,277,500

Aerospace / Defense - 1.13%
-------------------------------------------------------------------------------------------------------------------------------
     Moog, Inc., 6.25%, 1/15/15                                                                    3,500,000         3,502,800
     Spirit Aerosystems, Inc., 7.5%. 10/01/17                                                      3,000,000         3,210,000
                                                                                                             ------------------
                                                                                                                     6,712,800

Automobile & Truck - 0.04%
-------------------------------------------------------------------------------------------------------------------------------
     Delphi Corp., 6.55%, 6/15/06 (b) (c)                                                         36,950,000           230,937

Building Products - 2.05%
-------------------------------------------------------------------------------------------------------------------------------
     Builders Firstsource, Inc., 13%, 2/15/16 (d)                                                 12,238,000        12,176,810

Chemicals - 3.57%
-------------------------------------------------------------------------------------------------------------------------------
     Polyone Corp., 7.375%, 9/15/20                                                               10,500,000        11,471,250
     Reichhold Industries, Inc., PIK, 9%, 5/08/17 (d)                                             13,430,974         9,737,456
                                                                                                             ------------------
                                                                                                                    21,208,706

Construction & Farming - 1.22%
-------------------------------------------------------------------------------------------------------------------------------
     Southern States Co-op, Inc., 11.25%, 5/15/15 (d)                                              7,000,000         7,262,500


Drug Stores - 2.96%
-------------------------------------------------------------------------------------------------------------------------------
     Rite Aid Corp., 9.75%, 6/12/16                                                                3,000,000         3,247,500
     Rite Aid Corp., 7.5%, 3/01/17                                                                13,398,000        13,766,445
     Rite Aid Corp., 10.25%, 10/15/19                                                                500,000           570,000
                                                                                                             ------------------
                                                                                                                    17,583,945

Electrical Utility - 3.01%
-------------------------------------------------------------------------------------------------------------------------------
     Homer City Funding LLC, 8.137%, 10/01/19                                                     16,336,259        17,888,204

Electrical Components & Equipment - 1.67%
-------------------------------------------------------------------------------------------------------------------------------
     Advanced Lighting Technologies, 10.5%, 6/01/19 (d)                                           10,000,000         9,900,000

Energy/Natural Resources - 17.03%
-------------------------------------------------------------------------------------------------------------------------------
     Clayton Williams Energy, 7.75%, 4/01/19                                                      18,000,000        17,932,500
     Comstock Resources, Inc., 8.375%, 10/15/17                                                   18,000,000        18,900,000
     Comstock Resources, Inc., 7.75%, 4/01/19                                                     10,000,000        10,150,000
     RAAM Global Energy Co., 12.5%, 10/01/15                                                      15,000,000        15,450,000
     Stone Energy Corp., 8.625%, 2/01/17                                                          10,000,000        10,737,500
     Swift Energy Co., 7.125%, 6/01/17                                                            19,800,000        20,394,000
     W & T Offshore, Inc., 8.5%, 6/15/19                                                           7,000,000         7,525,000
                                                                                                             ------------------
                                                                                                                   101,089,000

Entertainment - 2.96%
-------------------------------------------------------------------------------------------------------------------------------
     Cinemark USA, Inc., 8.625%, 6/15/19                                                           2,000,000         2,215,000
     Wallace Theater Corp., FRN 12.5%, 6/15/13 (d)                                                15,500,000        15,345,000
                                                                                                             ------------------
                                                                                                                    17,560,000


Financial Services - 12.47%
-------------------------------------------------------------------------------------------------------------------------------
     Bank of America Corp. PFD, 8%  (e)                                                           30,000,000        33,000,000
     Bank of America Corp. PFD, 8.125%  (e)                                                        3,000,000         3,307,500
     Finova Group, Inc., 7.5%,  11/15/09 (b) (c)                                                   3,929,643             4,912
     Wells Fargo & Co. PFD, 7.98% (e)                                                             32,818,000        37,658,655
                                                                                                             ------------------
                                                                                                                    73,971,067


Food Processing - 13.05%
-------------------------------------------------------------------------------------------------------------------------------
     B&G Foods, Inc., 7.625%, 1/15/18                                                                355,000           381,625
     Chiquita Brands Intl., 7.5%, 11/01/14                                                         9,627,000         9,639,033
     Heinz Finance Co., PFD, 8% (d)                                                                  150,000        15,693,750
     Mrs. Fields Brands, PIK, 10%, 10/24/14 (f)                                                    1,169,878           935,902
     Pilgrims Pride Corp., 7.875%, 12/15/18                                                       21,478,000        21,773,322
     Simmons Food, Inc., 10.5%, 11/01/17 (d)                                                      17,889,000        16,234,268
     Viskase Cos, Inc., 9.875%, 1/15/18 (d)                                                       12,500,000        12,750,000
                                                                                                             ------------------
                                                                                                                    77,407,900

Gaming - 1.47%
-------------------------------------------------------------------------------------------------------------------------------
     Isle Of Capri Casinos, 8.875%, 6/15/20 (d)                                                    8,000,000         8,720,000
     Wimar Opco LLC / Fin. Corp., 9.625%, 12/15/14 (b)                                             3,535,000             1,768
                                                                                                             ------------------
                                                                                                                     8,721,768

Machine / Tools - 2.47%
-------------------------------------------------------------------------------------------------------------------------------
     Thermadyne Holdings Corp., 9%, 12/15/17                                                      13,750,000        14,643,750


Metals & Mining - 0.45%
-------------------------------------------------------------------------------------------------------------------------------
     Horsehead Holding Corp, 10.5%, 6/01/17 (d)                                                    2,500,000         2,637,500


Office Electronics - 3.46%
-------------------------------------------------------------------------------------------------------------------------------
     Pitney Bowes International Holdings PFD, 6.125%, 10/30/16 (d)                                    23,065        20,556,681

Oil & Gas Drilling - 0.40%
-------------------------------------------------------------------------------------------------------------------------------
     Key Energy Services, Inc., 6.75%, 3/01/21                                                       250,000           250,000
     Parker Drilling Co., 9.125%, 4/01/18                                                          2,000,000         2,135,000
                                                                                                             ------------------
                                                                                                                     2,385,000

Packaging & Container - 1.58%
-------------------------------------------------------------------------------------------------------------------------------
     Constar, Inc. PFD (f) (h)                                                                         9,432           269,844
     Constar, Inc., FRN 8.214%, 5/31/15 (f)                                                        1,500,000         1,500,000
     Constar, Inc., PIK,11%, 12/31/17 (f)                                                          7,499,586         7,499,586
     Jefferson Smurfit Corp., 8.25%, 10/01/12 (b) (c) (g)                                         15,250,000            22,875
     Jefferson Smurfit Corp., 7.5%, 6/01/13 (b) (g)                                               15,405,000            23,108
     Smurfit-Stone Container, 8%, 3/15/17 (b) (g)                                                  8,780,000            13,170
     Stone Container, 8.375%, 7/01/12 (b) (c) (g)                                                  8,000,000            12,000
     Stone Container, 7.375%, 7/15/14 (b) (g)                                                      5,000,000             7,500
                                                                                                             ------------------
                                                                                                                     9,348,083

Paper/Forest Products - 0.01%
-------------------------------------------------------------------------------------------------------------------------------
     American Tissue, Inc., 12.5%, 7/15/06 (b) (c) (f)                                            14,061,292            27,546

Petroleum, Gas & Coal - 3.48%
-------------------------------------------------------------------------------------------------------------------------------
     Cloud Peak Energy, 8.25, 12/15/17                                                             8,500,000         9,095,000
     Westmoreland Coal Co., 10.75%, 2/01/18                                                       11,500,000        11,557,500
                                                                                                             ------------------
                                                                                                                    20,652,500

Publishing - 2.26%
-------------------------------------------------------------------------------------------------------------------------------
     AMO Escrow Corp., 11.5%, 12/15/17 (d)                                                        14,600,000        13,432,000

Telecom Equipment - 4.61%
-------------------------------------------------------------------------------------------------------------------------------
     Nortel Networks LTD, 10.75%, 7/15/16 (b)                                                     23,850,000        27,367,875


     Total Corporate Bonds, Notes, & Preferred Securities -  (cost - $522,412,997)                                $486,042,072
                                                                                                             ------------------



Foreign Bonds                                                                                                            Value
Name of issuer                                                                                  Principal              (Note B)
-------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.41%
-------------------------------------------------------------------------------------------------------------------------------
     Republic of Argentina GDP Linked Security, FRN, 12/15/35                                     34,386,574         2,475,833
                                                                                                             ------------------
     Total Foreign Bonds -  (cost - $1,423,421)                                                                     $2,475,833
                                                                                                             ------------------



                                                                                                Number of                Value
Stocks                                                                                            Shares               (Note B)
Name of issuer
-------------------------------------------------------------------------------------------------------------------------------
Common Stock - 15.50%
-------------------------------------------------------------------------------------------------------------------------------
     Amtrol, Inc. (f) (h)                                                                            640,565         1,761,554
     Amtrol, Inc. PFD (f) (h)                                                                          1,068         1,068,000
     Citigroup, Inc.                                                                               1,315,384        52,036,591
     Constar, Inc. (f) (h)                                                                            93,512               935
     Core-Mark Holding Co., Inc.                                                                     277,602        13,144,455
     Groupe Eurotunnel SA                                                                              5,424            41,819
     Groupe Eurotunnel SA                                                                              1,925            14,842
     Harry and David (d) (h)                                                                          59,819         4,785,520
     International Airline Support Group (h)                                                         219,540                44
     Kaiser Aluminum                                                                                   6,185           381,553
     MAXXAM, Inc. (h)                                                                                    800           504,032
     NL Industries                                                                                   510,200         5,841,790
     Ormet Corp. (h)                                                                                 372,638           279,479
     Rock-Tenn Co.                                                                                    21,866         1,528,652
     Romacorp, Inc. (f) (h) (i)                                                                       82,220         3,370,198
     Safelite Realty Corp. (f) (h) (i)                                                                 7,403            24,208
     Trump Entertainment Resorts (h)                                                                 910,628           910,628
     Viskase Cos., Inc. (h)                                                                        2,096,128         6,288,384
                                                                                                             ------------------
     Total Common Stocks -  (cost - $146,829,421)                                                                  $91,982,684
                                                                                                             ------------------



     Total Investments -  99.15% (cost - $677,868,596)                                                             588,431,473
                                                                                                             ------------------

     Net Other Assets and Liabilities - 0.85%                                                                        5,015,005
                                                                                                             ------------------

     Net Assets - 100%                                                                                           $ 593,446,478
                                                                                                             ==================


(a)  Portions of portfolio are pledged to collateralize short tem borrowings.
(b)  Non-income producing security due to default or bankruptcy filing.
(c)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $149,231,485 or 25.15% of total net assets.
(e)  Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(f)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(g)  Escrow security received as a result of reorganization plan.
(h)  Non-income producing security.
(i)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
     December 31, 2012 is $3,394,406 which represents 0.57% of total net assets.  Additional information on each holding is as follows:
     Security                                               Acquisition Date                 Acquisition Cost
     Romacorp, Inc.                                       11/15/06                              $ 4,118,756
     Safelite Realty Corp.                              09/29/00                              $ 965,195





     PIK    Payment in Kind
     FRN   Floating Rate Note
     PFD Preferred Security










Accounting Standards Codification ASC 820, "Fair Value Measurements and Disclosures" (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarizes the Trust's investments as of September 30, 2012, based on the inputs used to value them.



                                                         Level 1          Level 2         Level 3          Total

Corporate Bonds, Notes and Preferred Securities           $0           $475,809,194    $10,232,878       $486,042,072
Common Stock                                          $80,004,980       $5,752,809      $6,224,895        $91,982,684
Foreign Bonds                                             $0            $2,475,833          $0             $2,475,833
Convertible                                               $0            $7,930,884          $0             $7,930,884

                                                      $80,004,980      $491,968,720    $16,457,773       $588,431,473


Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment's valuation. The Trust recognizes transfers between the levels at the end of each period. As of December 31, 2012, there have been no transfers among levels.

At December 31, 2012, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:


                                       Corporate
                                       Bonds, Notes
                                       & Preferred          Common              Total
                                       Securities           Stock

Beginning Balance @ 9/30/12          $ 11,924,117        $ 5,156,895        $ 17,081,012

Purchases                             $   177,932        $ 1,068,000         $ 1,245,932

Sales                                 $   (86,444)           $ -               $ (86,444)

Realized Gain(Loss)                    $   86,444            $ -                $ 86,444

Net Change in Unrealized
Appreciation/(Deprecitation)          $(1,869,171)           $ -            $ (1,869,171)

Transfers into Level 3                   $ -                  $ -               $ -

Transfers out of Level 3                 $ -                  $ -               $ -

Ending Balance @ 12/31/12            $ 10,232,878        $ 6,224,895        $ 16,457,773




                                           Change in Unrealized
                                    Gain / (Loss) for Positions Still
                                        Held at December 31, 2012

Corporate Bonds                         -$1,801,946
Common Stocks                                    $0
Preferred Stock
                                        ------------
Totals                                  -$1,801,946



                                                                                                                Increase to
                                                                                                                Valuation
                                                                        Significant                             from an
                                            Valuation                   Unobservable                            Increase in
Investment Type             Fair Value      Technique                   Inputs                  Range           Input (1)

Fixed Income
  Packaging & Container     $9,269,430     Market Comparables(2)        EBITDA Multiple      5.3x - 9x          Increase

                                                                        Private Company
                                                                        Discount                25%             Decrease


  Food Processing             $935,902     Market Approach (3)          Discount to Yield       20%             Increase

  Paper/Forest Products        $27,546     Market Approach (3)          Recovery Rate      not applicable       Increase


Equity

  Misc. Manufacturing       $1,761,554     Recent Transaction (4)       not applicable      not applicable

  Misc. Manufacturing       $1,068,000     Recent Transaction (4)       not applicable      not applicable

  Retail Food Chains        $3,370,198     Market Comparables (2)       EBITDA Multiple      5.5x - 6x          Increase

                                                                        Private Company
                                                                        Discount             27% - 33%          Decrease

                                           Recent Transaction           not applicable       not applicable
                                           Price (4)

  Industrial Services /        $24,208     Market Approach (3)          Recovery Rate        not applicable     Increase

                                                                        Illiquidity Discount    20%             Decrease

  Packaging & Container          $935      Market Approach (3)          Recovery Rate        not applicable     Increase
                           -----------
                           $16,457,773
                           ===========


(1) This column represents the directional change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2) Earnings multiples are based on comparable companies and transactions of comparable companies.

(3) A market approach using the value of the underlying assets of a company.

(4) Certain securities are valued based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: March 1, 2013


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: March 1, 2013


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: March 1, 2013


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: March 1, 2013




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: March 1, 2013                 /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: March 1, 2013                 /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)